Income Taxes - Summary of Deferred Taxes Arising from Temporary Differences and Unused Tax Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	$ 18,887	$ 13,066	$ 15,583
Recognized in statement of income	1,252	4,087	1,807
Recognized in equity	1,640	(807)	(46)
Recognized in/ Reclassified from other comprehensive income	(841)	3,128	(938)
Foreign currency translation	1,855	(2,693)	(1,560)
Closing balance	22,793	18,887	13,066
Adoption Of IFRS 16 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Impact on adoption of new IFRS standard	0	2,106
Adoption Of IFRS 15 and IFRS 9 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Impact on adoption of new IFRS standard			(1,780)
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	14,169	17,806	15,529
Recognized in statement of income	902	(270)	476
Recognized in equity	0
Recognized in/ Reclassified from other comprehensive income	1,089	(2,939)	1,877
Foreign currency translation	868	(428)	(76)
Closing balance	17,028	14,169	17,806
Deferred tax liabilities [member] | Adoption Of IFRS 16 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Impact on adoption of new IFRS standard	0
Deferred tax liabilities [member] | Intangible assets other than goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	11,437	12,183	12,662
Recognized in statement of income	312	(753)	(573)
Recognized in equity	0
Recognized in/ Reclassified from other comprehensive income	0
Foreign currency translation	218	7	94
Closing balance	11,967	11,437	12,183
Deferred tax liabilities [member] | Unrealized gain/(loss) on cash flow hedging and investment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	352	3,539	1,759
Recognized in statement of income	(52)	(5)	46
Recognized in equity	0
Recognized in/ Reclassified from other comprehensive income	1,089	(2,939)	1,877
Foreign currency translation	(2)	(243)	(143)
Closing balance	1,387	352	3,539
Deferred tax liabilities [member] | Unrealized gain/(loss) on cash flow hedging and investment [member] | Adoption Of IFRS 16 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Impact on adoption of new IFRS standard	0
Deferred tax liabilities [member] | Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	2,380	2,084	1,108
Recognized in statement of income	642	488	1,003
Recognized in equity	0
Recognized in/ Reclassified from other comprehensive income	0
Foreign currency translation	652	(192)	(27)
Closing balance	3,674	2,380	2,084
Deferred tax liabilities [member] | Others [member] | Adoption Of IFRS 16 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Impact on adoption of new IFRS standard	0
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	33,056	30,872	31,112
Recognized in statement of income	2,154	3,817	2,283
Recognized in equity	1,640	(807)	(46)
Recognized in/ Reclassified from other comprehensive income	248	189	939
Foreign currency translation	2,723	(3,121)	(1,636)
Closing balance	39,821	33,056	30,872
Deferred tax assets [member] | Adoption Of IFRS 16 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Impact on adoption of new IFRS standard	0	2,106
Deferred tax assets [member] | Adoption Of IFRS 15 and IFRS 9 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Impact on adoption of new IFRS standard			(1,780)
Deferred tax assets [member] | Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	130	482	328
Recognized in statement of income	610	(295)	174
Recognized in equity	0
Recognized in/ Reclassified from other comprehensive income	0
Foreign currency translation	59	(57)	(23)
Closing balance	799	130	482
Deferred tax assets [member] | Others [member] | Adoption Of IFRS 16 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Impact on adoption of new IFRS standard	0
Deferred tax assets [member] | Others [member] | Adoption Of IFRS 15 and IFRS 9 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Impact on adoption of new IFRS standard			3
Deferred tax assets [member] | Property and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	5,592	7,073	7,291
Recognized in statement of income	40	(736)	321
Recognized in equity	0
Recognized in/ Reclassified from other comprehensive income	0
Foreign currency translation	556	(745)	(539)
Closing balance	6,188	5,592	7,073
Deferred tax assets [member] | Property and equipment [member] | Adoption Of IFRS 16 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Impact on adoption of new IFRS standard	0
Deferred tax assets [member] | Net operating loss carryforward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	779	1,287	2,879
Recognized in statement of income	417	(430)	(1,559)
Recognized in equity	0
Recognized in/ Reclassified from other comprehensive income	0
Foreign currency translation	53	(78)	(33)
Closing balance	1,249	779	1,287
Deferred tax assets [member] | Net operating loss carryforward [member] | Adoption Of IFRS 16 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Impact on adoption of new IFRS standard	0
Deferred tax assets [member] | Accruals deductible on actual payment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	9,825	7,358	7,424
Recognized in statement of income	(120)	1,226	1,214
Recognized in equity	0
Recognized in/ Reclassified from other comprehensive income	248	189	939
Foreign currency translation	596	(1,054)	(436)
Closing balance	10,549	9,825	7,358
Deferred tax assets [member] | Accruals deductible on actual payment [member] | Adoption Of IFRS 16 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Impact on adoption of new IFRS standard		2,106
Deferred tax assets [member] | Accruals deductible on actual payment [member] | Adoption Of IFRS 15 and IFRS 9 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Impact on adoption of new IFRS standard			(1,783)
Deferred tax assets [member] | Share-based payment arrangements [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	16,101	14,120	12,770
Recognized in statement of income	1,861	3,917	1,980
Recognized in equity	1,640	(807)	(46)
Recognized in/ Reclassified from other comprehensive income	0
Foreign currency translation	1,434	(1,129)	(584)
Closing balance	21,036	16,101	14,120
Deferred tax assets [member] | Share-based payment arrangements [member] | Adoption Of IFRS 16 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Impact on adoption of new IFRS standard	0
Deferred tax assets [member] | Minimum alternate tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Opening balance	629	552	420
Recognized in statement of income	(654)	135	153
Recognized in equity	0
Recognized in/ Reclassified from other comprehensive income	0
Foreign currency translation	25	(58)	(21)
Closing balance		$ 629	$ 552
Deferred tax assets [member] | Minimum alternate tax [member] | Adoption Of IFRS 16 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Impact on adoption of new IFRS standard	$ 0